Accrued Expenses	12 Months Ended
Apr. 30, 2014
Accrued Expenses [Abstract]
Accrued Expenses

Note 7. Accrued Expenses

Accrued expenses consisted of the following at April 30, 2014 and 2013:

	April 30,	April 30,
	2014	2013

Accrued compensation	$-	$44,692
Accrued Interest	84,921	28,848
Other accrued expenses	59,054	55,029
Accrued expenses	$143,975	$128,569